Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

17. Income Taxes

Income tax expenses (benefit) for the years ended December 31, 2009, 2010 and 2011 consist of the following:

	2009		2010		2011
	(In millions of Korean Won)
Income (loss) before income taxes
Domestic	(Won)	15,044	(Won)	10,395	(Won)	4,878
Foreign		(2,082)		(2,133)		159

		12,962		8,262		5,037

Current income taxes
Domestic		4,477		4,458		3,694
Foreign		(19)		12		70

		4,458		4,470		3,764

Deferred income taxes
Domestic		86		(263)		(11,726)
Foreign		—		—		—

		86		(263)		(11,726)

Total income tax expenses(benefit)	(Won)	4,544	(Won)	4,207	(Won)	(7,962)

Income taxes recognized directly in other comprehensive income for the year ended December 31, 2011 is (Won)130 million.

The tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities as of December 31, 2010 and 2011 are as follows:

	2010		2011
	(In millions of Korean Won)
Deferred tax assets
Accrued expense	(Won)	73	(Won)	181
Allowance for doubtful		360		421
Investments in subsidiaries and equity method investees		—		1,897
Depreciation and amortization		321		204
Deferred revenue		1,124		663
Provisions for severance benefits		196		100
Unrealized foreign exchange losses		102		—
Net operation loss carryforwards in subsidiaries		5,095		3,887
Foreign tax credit carryforwards		19,356		17,224
Tax credit carryforwards for research and human resource development		3,490		2,434
Others		203		164

Total deferred tax assets		30,320		27,175
Less: Valuation allowance		(28,643)		(14,531)

	(Won)	1,677	(Won)	12,644

Deferred tax liabilities
Accrued income	(Won)	54	(Won)	78
Depreciation and amortization		220		232
Investments in subsidiaries and equity method investees		—		426
Intangible assets		3,137		2009
Unrealized foreign exchange gains		2		9
Others		7		37

Total deferred tax liabilities		3,420		2,791
Net deferred tax assets (liabilities)	(Won)	(1,743)	(Won)	9,853

Reported as
Current portion of deferred income tax assets	(Won)	857	(Won)	3,062
Non-current deferred income tax assets		—	(Won)	8,308
Non-current deferred income tax liabilities	(Won)	2,600	(Won)	1,517

Deferred income tax assets are recognized only to the extent that realization of the related tax benefit is more likely than not. Realization of the future tax benefits related to the deferred income tax assets is dependent on many factors, including the Company’s ability to generate taxable income within the period during which the temporary differences reverse, the outlook for the economic environment in which the Company operates, and the overall future industry outlook.

In assessing the realizability of deferred income tax assets, management considered whether it was more likely than not that some portion or all of the deferred income tax assets would not be realized. Especially, significant portion of the tax credit carryforwards is expected to expire if the Company does not generate sufficient taxable income in Korea. The ultimate realization of deferred income tax asset is dependent upon the generation of future taxable income during the periods in which those temporary differences became deductible. Management considered the scheduled reversal of deferred tax liabilities, uncertainty in the future taxable income, the tax structure of the Company and tax planning strategies in making this assessment. For the years ended December 31, 2009 and 2010, full valuation allowance was provided for Gravity and certain subsidiaries. However, in 2011, based upon the level of historical taxable income and the future taxable income under the Company’s business plan over the periods in which the deferred tax assets were deductible, management believed it was more likely than not that (Won)7,937 million or 42% of the deferred tax assets from tax credit carry forwards is realizable for Gravity.

As of December 31, 2011, Gravity Co., Ltd. in Korea had temporary differences of (Won)2,726 million, foreign tax credit carryforwards and tax credit carryforwards for research and human resource development etc. of (Won)16,480 million and (Won)2,386 million, respectively, which expire from 2012 to 2016. Based on the Company’s historical and projected net and taxable income, the Company determined that it would be able to realize all of the temporary differences and (Won)7,937 million or 42% of tax credits carryforwards, and recognized a valuation allowance of (Won)10,929 million on the amount of available tax credit carryforwards at an effective rate expected to incurred to Gravity. Gravity as a controlling company did not recognize the deferred tax assets from outside basis difference amounting to (Won)2,443 million on investment in subsidiaries since Gravity has no plan or intention to dispose those entities in the foreseeable future. The deferred tax liabilities from outside basis difference amounting to (Won)114 million on investment in subsidiary was also not recognized since Gravity is able to control the timing of the reversal and it is probable that the difference will not reverse in the foreseeable future.

As of December 31, 2011, Gravity Entertainment Corp., the Company’s 100% owned subsidiary in Japan, had temporary differences of (Won)110 million and available loss carryforwards of (Won)1,232 million which expire from 2012 to 2018. Based on this subsidiary’s historical and projected net and taxable income, the Company determined that it would not be able to realize these temporary differences and loss carryforwards, and recognized a valuation allowance of (Won)628 million on the full amount of the temporary differences and available loss carryforwards at an effective rate expected to be incurred in Japan.

As of December 31, 2011, Gravity RUS Co., Ltd. and Gravity CIS Co., Ltd., the Company’s 100% owned subsidiaries in Russia, had available loss carryforwards of (Won)2,098 million which expire from 2015 to 2021. Based on these subsidiaries’ historical and projected net and taxable income, the Company determined that it would not be able to realize these loss carryforwards, and recognized a valuation allowance of (Won)420 million on the full amount of the available loss carryforwards at an effective rate expected to be incurred in Russia.

As of December 31, 2011, Gravity Interactive, Inc., the Company’s 100% owned subsidiary in US, had available loss carryforwards of (Won)6,409 million for federal tax and (Won)6,867 million for state tax, respectively, which expire from 2027 to 2031. Based on this subsidiary’s historical and projected net and taxable income, the Company determined that it would not be able to realize these loss carryforwards, and recognized a valuation allowance of (Won)2,554 million on the full amount of the available loss carryforwards at an effective rate expected to be incurred in U.S.

Statutory tax rate applicable to the Company is 24.2% for the years ended December 31, 2009, 2010 and 2011. In accordance with the revised Corporate Income Tax Law, statutory tax rate applicable to the Company is 24.2% until 2011 and 22% thereafter. Deferred taxes are measured using the enacted tax rate expected to apply, which is 22% for the Company.

A reconciliation of income tax expense (benefit) at the Korean statutory income tax rate to actual income tax expense (benefit) is as follows:

	2009		2010		2011
	(In millions of Korean Won)
Tax expense at Korean statutory tax rate (2009, 2010, 2011: 24.2%)	(Won)	3,137	(Won)	1,999	(Won)	1,219
Income tax exemption		—		(67)		(5)
Foreign tax credit		(427)		(414)		(393)
Tax credit carryforwards for research and human resource development		365		(585)		(356)
Foreign tax differential		(254)		(234)		39
Income not assessable for tax purpose		(2)		—		—
Expense not deductible for tax purpose		135		233		672
Change in statutory tax rate		(261)		(14)		—
Change in valuation allowances		454		(1,551)		(14,112)
Loss of control in a subsidiary		—		—		1,364
Effect of change in foreign currency exchange rate		199		124		(52)
Expiration of unused foreign tax credit and unused net operating loss carryforwards		1,240		4,430		3,635
Income tax penalties		—		133		—
Others		(42)		154		27

Total income tax expense(benefit)	(Won)	4,544	(Won)	4,207	(Won)	(7,962)

The Company assessed uncertain tax positions and measured unrecognized tax benefits for open tax years in accordance with ASC 740, Income Taxes. The Company’s policy is that it recognizes interest expenses and penalties related to income tax matters as a component of income tax expense. Accordingly, the company assesses its income tax positions and records tax benefits for all years subject to examinations based upon the evaluation of the facts, circumstances and information available at that reporting date. For those tax positions for which it is more likely than not that a tax benefit will be sustained, the company records the amount that has a greater than 50% likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. If the company does not believe that it is more likely than not that a tax benefit will be sustained, no tax benefit is recognized.

Based on the approach above, the company assessed the uncertain tax positions and did not record any unrecognized tax benefits as the company believes that it is more likely than not that there will not be any unrecognized tax benefits.

In 2011, Gravity was subject to a tax examination by the National Tax Service of Korea for fiscal years 2006 through 2009. As a result of the tax examination, the Company recognized (Won)133 million of income tax expense for penalties and (Won)608 million of withholding taxes for transfer pricing adjustments that arose from the difference between the actual transaction price and the estimated arm’s length price. The (Won)133 million of penalties was recorded as a component of the income tax provision, and the (Won)608 million of withholding taxes due was recorded as a component of selling, general and administrative expenses for the year ended December 31, 2010. The National Tax Service of Korea is a Korean government agency responsible for tax collection and tax law enforcement.

Allowances for deferred income tax assets for the three years ended December 31, 2009, 2010 and 2011 are as follows:

	Balance at Beginning of Year		Decrease		Increase		Balance at End of Year
	(In millions of Korean Won)
2009
Valuation allowance	(Won)	29,740	(Won)	—	(Won)	454	(Won)	30,194
2010
Valuation allowance		30,194		1,551		—		28,643
2011
Valuation allowance		28,643		14,112		—		14,531